INCOME TAX - Summary of Net Deferred Tax Assets (liability) (Detail) - Nogin Inc [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets (liability)
Net operating loss carryforward		$ 4,950,000	$ 2,654,000
Reserve for doubtful accounts		62,000	120,000
Accrued Expenses		343,000	277,000
Deferred state tax		169,000	0
163(j) interest limitation		166,000	0
Amortization		58,000	189,000
Total deferred tax assets (liability)	$ 3,240	5,748
Deferred Tax Liabilities
Depreciation		(73,000)	0
Other deferred tax liabilities		(26,000)	0
Unrealized gain (loss) on joint venture		(2,541,000)	0
Deferred Tax Liabilities, Gross		(2,640,000)	0
Valuation Allowance		(4,282,000)	(3,240,000)
Net deferred tax liability		$ (1,174,000)	$ 0